UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net Cash provided by Operating Activities	$ 4,089	$ 6,614
Advances for vessels under construction and capitalized expenses	(12,704)	0
Net Cash used in Investing Activities	(12,704)	0
Cash Flows from Financing Activities:
Net Payments to Former Parent company	0	(5,054)
Proceeds from debt	5,763	0
Principal payments of debt	(2,250)	(2,200)
Payment of financing costs	(108)	0
Proceeds from issuance of common stock	32,500	0
Equity offering issuance costs	(1,916)	0
Dividends of Preferred Shares	(183)	0
Consideration paid in excess of purchase price over book value of vessels	(18,495)	0
Net Cash (used in)/provided by Financing Activities	15,311	(7,254)
Net (decrease)/increase in cash and cash equivalents and restricted cash	6,696	(640)
Cash and cash equivalents and restricted cash at beginning of the year	4,864	2,161
Cash and cash equivalents and restricted cash at end of the period	11,560	1,521
Cash breakdown
Cash and cash equivalents	10,660	521
Restricted cash, non-current	900	1,000
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid, net of capitalized interest	2,089	2,651
Capital expenditures included in Accounts payable/ Accrued liabilities/ Due to related parties	98	0
Equity issuance costs included in liabilities	230	0
Settlement of Excess consideration over acquired assets with issuance of Series G Shares (Notes 1 and 11)	$ 4,236	$ 0